Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Movement of Investments in Associates and Joint Ventures

	2022	2021
	RMB million	RMB million
As at 1 January	257,953	239,584
Change of the cost	12,877	11,400
Share of profit or loss	3,628	10,328
Dividends declared	(5,373)	(4,480)
Other equity movements	(4,756)	1,121
Impairment	(3,150)	—

As at 31 December	261,179	257,953

Detailed Information about Movement of Investments in Associates and Joint Ventures

Movement
	Accounting method	Cost	As at 31 December 2021	Change of the cost	Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2022	Percentage of equity interest	Accumulated amount of impairment
	RMB Million										RMB Million
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (i)	Equity Method	53,201	86,179	8,025	5,857	(774)	(1,202)	—	98,085	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (ii)	Equity Method	11,245	11,899	—	(4,831)	(61)	(2,168)	(2,645)	2,194	29.59%	(5,862)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	9,600	10,151	3,600	282	(75)	(457)	—	13,501	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,692	—	76	(33)	2	—	1,737	35.00%	—
China Pipe Group Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	21,438	—	1,364	(1,279)	46	—	21,569	43.86%	—
China United Network Communications Limited (“China Unicom”) (iii)	Equity Method	21,801	22,644	—	706	(337)	(411)	—	22,602	10.03%	—
Others (iv)	Equity Method	48,735	49,015	734	(161)	(1,736)	(184)	(505)	47,163		(505)

Subtotal		165,921	203,018	12,359	3,293	(4,295)	(4,374)	(3,150)	206,851		(6,367)

Joint ventures
Joy City Commercial Property Fund L.P. (“Joy City”)	Equity Method	6,281	5,546	—	(131)	(138)	6	—	5,283	66.67%	—
Mapleleaf Century Limited (“MCL”)	Equity Method	7,656	4,237	—	54	—	(738)	—	3,553	75.00%	—
Others (iv)	Equity Method	49,094	45,152	518	412	(940)	350	—	45,492		—

Subtotal		63,031	54,935	518	335	(1,078)	(382)	—	54,328		—

Total		228,952	257,953	12,877	3,628	(5,373)	(4,756)	(3,150)	261,179		(6,367)

(i)
The 2021 final dividend of RMB0.0813 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 24 June 2022. The Company’s cash dividend receivable is RMB774 million.

(ii)
The 2021 final dividend of HKD 0.032 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2022. The Company received a cash dividend equivalent to RMB61 million.

On 31 December 2021, the cumulative impairment loss of RMB3,217 million for the investment in Sino-Ocean had been recognised by the Group. On 31 December 2022, the Hong Kong stock price of Sino-Ocean was HKD
1.09

per share. The Group performed an impairment test for the investment and recognised an impairment provision of RMB
2,645
 million based on the share price of Sino-Ocean H shares. If the share price of Sino-Ocean decreases by
10
% as of 31 December 2022, it will increase the Group’s provision for impairment by RMB
219
 million. If the Group’s share of the book value of Sino-Ocean’s net assets attributable to shareholders of the parent company as at 31 December 2022 is lower than the book value of long-term equity investment in Sino-Ocean held by the Group, a RMB1,000 million decrease in the net assets attributable to shareholders of the parent company would result in a decrease of RMB
296

million in the book value of the Group’s long-term equity investment in Sino-Ocean.

(iii)
The 2021 final dividend of RMB0.0391 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 10 May 2022. The Company received a cash dividend of RMB125 million. The 2022 interim dividend of RMB0.0663 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 13 October 2022. The Company received a cash dividend equivalent to RMB212 million.

On 31 December 2022, the stock price of China Unicom was RMB4.48 per share.

(iv)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(v)	There is no significant restriction for the Group to dispose of its associates and joint ventures.

Major Associates and Joint Venture
As at 31 December 2022, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.03%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%
As at 31 December 2021, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

Financial Information of Major Associates and Joint Venture
The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2022 and for the year ended 31 December 2022:

	CGB	Sino-Ocean	CLP&C	COFCO Futures	Pipeline Company	China Unicom	Joy City	MCL
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Total assets	3,417,906	246,072	135,690	29,306	37,315	644,687	9,710	23,957
Total liabilities	3,156,057	198,186	101,933	25,889	1,369	297,413	22	12,773
Total equity	261,849	47,886	33,757	3,417	35,946	347,274	9,688	11,184
Total equity attributable to equity holders of the associates and joint ventures	216,858	31,747	33,757	3,407	35,946	154,370	9,688	11,184
Total adjustments (i)	369	(7,790)	—	—	384	16,038	(1,764)	(6,447)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	217,227	23,957	33,757	3,407	36,330	170,408	7,924	4,737
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.03%	66.67%	75.00%
Gross carrying value of the investments	98,085	8,056	13,501	1,737	21,569	22,602	5,283	3,553
Impairment	—	(5,862)	—	—	—	—	—	—
Net carrying value of the investments	98,085	2,194	13,501	1,737	21,569	22,602	5,283	3,553

Total revenues	75,154	42,447	87,461	3,222	6,097	361,123	(145)	883
Net profit/(loss)	15,528	(15,650)	717	219	3,128	16,651	(164)	774
Other comprehensive income	(2,765)	(6,186)	(1,197)	6	—	190	10	(1,750)
Total comprehensive income	12,763	(21,836)	(480)	225	3,128	16,841	(154)	(976)

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2021 and for the year ended 31 December 2021:

	CGB	Sino-Ocean	CLP&C	COFCO Futures	Pipeline Company	China Unicom	Joy City	MCL
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Total assets	3,359,985	281,252	120,178	25,153	37,099	593,284	10,258	24,195
Total liabilities	3,125,484	204,805	94,756	21,868	1,476	257,074	232	13,035
Total equity	234,501	76,447	25,422	3,285	35,623	336,210	10,026	11,160
Total equity attributable to equity holders of the associates and joint ventures	189,510	55,074	25,422	3,277	35,623	149,217	10,026	11,160
Total adjustments (i)	464	(7,257)	—	—	405	16,509	(1,707)	(5,511)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	189,974	47,817	25,422	3,277	36,028	165,726	8,319	5,649
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	86,179	15,116	10,151	1,692	21,438	22,644	5,546	4,237
Impairment	—	(3,217)	—	—	—	—	—	—
Net carrying value of the investments	86,179	11,899	10,151	1,692	21,438	22,644	5,546	4,237

Total revenues	74,905	68,645	82,549	6,846	5,583	331,665	352	897
Net profit/(loss)	17,476	5,091	621	281	3,081	14,416	333	28
Other comprehensive income	2,416	(35)	(766)	(8)	—	(27)	15	447
Total comprehensive income	19,892	5,056	(145)	273	3,081	14,389	348	475

(i)	Including adjustments for the difference of accounting policies, fair value and others.